SEGMENT REPORTING - Schedule of Segment Non-current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Assets	$ 139,953	$ 61,643
Liabilities	126,877	52,794
Equity	13,076	8,849
Operating Segments | Annuities
Segment Reporting Information [Line Items]
Assets	112,931	34,784
Liabilities	105,724	32,188
Equity	7,207	2,596
Operating Segments | P&C
Segment Reporting Information [Line Items]
Assets	14,269	13,431
Liabilities	9,574	10,443
Equity	4,695	2,988
Operating Segments | Life Insurance
Segment Reporting Information [Line Items]
Assets	7,708	9,101
Liabilities	6,510	6,078
Equity	1,198	3,023
Corporate & Other
Segment Reporting Information [Line Items]
Assets	5,045	4,327
Liabilities	5,069	4,085
Equity	$ (24)	$ 242